Pay vs Performance Disclosure number in Millions	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year(1)	Summary Compensation Table Total for Mr. McArthur PEO(2)	Summary Compensation Table Total for Mr. Metz PEO(2)	Compensation Actually Paid to Mr. McArthur PEO(3)	Compensation Actually Paid Mr. Metz PEO(3)	Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average Compensation Actually Paid to Non-PEO NEOs(3)	Value of Initial Fixed $100 Investment Based on:(4)		GAAP Net Income ($mil.)	EBIT(6) ($mil.)
							Vista Outdoor Total Shareholder Return	Peer Group Total Shareholder Return(5)
FY23	$1,008,887	$4,040,234	$973,962	$(9,325,604)	$1,101,020	$(455,625)	$315	$180	$(10)	$523
FY22	$—	$12,460,138	$—	$30,598,840	$1,893,868	$2,838,635	$406	$198	$473	$646
FY21	$—	$14,052,545	$—	$54,825,317	$2,245,107	$4,999,530	$364	$195	$266	$290

Company Selected Measure Name	EBIT
Named Executive Officers, Footnote [Text Block]	Gary L. McArthur succeeded Christopher T. Metz as PEO in Fiscal 2023 (on February 1, 2023 as interim CEO). Mr. Metz served as the PEO for the entirety of Fiscal 2022 and Fiscal 2021. Our Non-PEO NEOs for the applicable fiscal years were as follows:
• FY23: Andrew J. Keegan, Sudhanshu Priyadarshi, Jason R. Vanderbrink, Mark R. Kowalski, Bradford E. Crandell, Dylan Ramsey, and Kelly L. Reisdorf
• FY22: Sudhanshu Priyadarshi, Jason R. Vanderbrink, Mark R. Kowalski, and Dylan Ramsey
• FY21: Sudhanshu Priyadarshi, Jason R. Vanderbrink, Mark R. Kowalski, Dylan Ramsey, and Miguel A. Lopez

Peer Group Issuers, Footnote [Text Block]	(5) “Peer Group” represents the S&P Small Cap 600 Index, which is used by the Company for purposes of compliance with Item 201(e) of Regulation S-K.
Adjustment To PEO Compensation, Footnote [Text Block]	(3) Amounts reported in these columns represent compensation actually paid; adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for our PEOs, Messrs. McArthur and Metz, and for the average of the Non-PEO NEOs is set forth in the following table, which describes the adjustments, each of which is prescribed by the SEC rules, to calculate the CAP Amounts from SCT amounts.

	Fiscal Year 2023			Fiscal Year 2022		Fiscal Year 2021
	McArthur PEO	Metz PEO	Average Non-PEO NEOs	Metz PEO	Average Non-PEO NEOs	Metz PEO	Average Non-PEO NEOs
Summary Compensation Table Total	$1,008,887	$4,040,234	$1,101,020	$12,460,138	$1,893,868	$14,052,545	$2,245,107
Minus Change in Pension Value Reported in SCT for the Fiscal Year	$—	$—	$—	$—	$—	$—	$—
Plus Pension Value Service Cost for the Fiscal Year	$—	$—	$—	$—	$—	$—	$—
Minus Stock Award Value & Option Award Value Reported in SCT for the Fiscal Year	$739,981	$—	$350,497	$8,529,303	$858,269	$10,936,329	$1,320,406
Plus Year End Fair Value of Equity Awards Granted During the Covered Year that Remain Outstanding and Unvested as of Last Day of the Fiscal Year	$729,272	$—	$347,606	$21,329,876	$1,262,921	$24,364,028	$2,835,867
Plus Year over Year Change in Fair Value as of the Last Day of the Fiscal Year of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	$—	$(1,502,392)	$(128,416)	$2,977,287	$410,246	$17,650,731	$876,368
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	$—	$—	$—	$—	$—	$—	$—
Plus Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested During the Fiscal Year	$(24,216)	$(6,576,766)	$(502,987)	$2,360,842	$129,869	$9,694,342	$505,852
Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year	$—	$5,286,680	$922,351	$—	$—	$—	$143,258
Plus Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Fiscal Year	$—	$—	$—	$—	$—	$—	$—
Compensation Actually Paid	$973,962	$(9,325,604)	$(455,625)	$30,598,840	$2,838,635	$54,825,317	$4,999,530

In the table above the unvested equity values are computed in accordance with the methodology used for financial reporting purposes, and for unvested awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the year.

Non-PEO NEO Average Total Compensation Amount	$ 1,101,020	$ 1,893,868	$ 2,245,107
Non-PEO NEO Average Compensation Actually Paid Amount	$ (455,625)	2,838,635	4,999,530
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	(3) Amounts reported in these columns represent compensation actually paid; adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for our PEOs, Messrs. McArthur and Metz, and for the average of the Non-PEO NEOs is set forth in the following table, which describes the adjustments, each of which is prescribed by the SEC rules, to calculate the CAP Amounts from SCT amounts.

	Fiscal Year 2023			Fiscal Year 2022		Fiscal Year 2021
	McArthur PEO	Metz PEO	Average Non-PEO NEOs	Metz PEO	Average Non-PEO NEOs	Metz PEO	Average Non-PEO NEOs
Summary Compensation Table Total	$1,008,887	$4,040,234	$1,101,020	$12,460,138	$1,893,868	$14,052,545	$2,245,107
Minus Change in Pension Value Reported in SCT for the Fiscal Year	$—	$—	$—	$—	$—	$—	$—
Plus Pension Value Service Cost for the Fiscal Year	$—	$—	$—	$—	$—	$—	$—
Minus Stock Award Value & Option Award Value Reported in SCT for the Fiscal Year	$739,981	$—	$350,497	$8,529,303	$858,269	$10,936,329	$1,320,406
Plus Year End Fair Value of Equity Awards Granted During the Covered Year that Remain Outstanding and Unvested as of Last Day of the Fiscal Year	$729,272	$—	$347,606	$21,329,876	$1,262,921	$24,364,028	$2,835,867
Plus Year over Year Change in Fair Value as of the Last Day of the Fiscal Year of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	$—	$(1,502,392)	$(128,416)	$2,977,287	$410,246	$17,650,731	$876,368
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	$—	$—	$—	$—	$—	$—	$—
Plus Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested During the Fiscal Year	$(24,216)	$(6,576,766)	$(502,987)	$2,360,842	$129,869	$9,694,342	$505,852
Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year	$—	$5,286,680	$922,351	$—	$—	$—	$143,258
Plus Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Fiscal Year	$—	$—	$—	$—	$—	$—	$—
Compensation Actually Paid	$973,962	$(9,325,604)	$(455,625)	$30,598,840	$2,838,635	$54,825,317	$4,999,530

In the table above the unvested equity values are computed in accordance with the methodology used for financial reporting purposes, and for unvested awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the year.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Relationship Between CAP and TSR. The graph below illustrates the relationship between our TSR and the Peer Group TSR, as well as the relationship between CAP and our TSR for the PEO and Non-PEO NEOs.
Compensation Actually Paid vs. Net Income [Text Block]	Relationship Between CAP and GAAP Net Income. The graph below reflects the relationship between the PEO and Average Non-PEO NEOs CAP and our GAAP Net Income.
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Relationship Between CAP and EBIT (our Company-Selected Measure). The graph below reflects the relationship between PEO and Average Non-PEO NEOs CAP and the Company's EBIT.
Tabular List [Table Text Block]

Earnings Before Interest and Income Tax (EBIT)
Earnings Per Share (EPS)
Free Cash Flow
Organic Sales
Relative Total Stockholder Return

Total Shareholder Return Amount	$ 315	406	364
Peer Group Total Shareholder Return Amount	180	198	195
Net Income (Loss)	$ (10,000,000)	$ 473,000,000	$ 266,000,000
Company Selected Measure Amount	523	646	290
PEO Name	Gary L. McArthur	Mr. Metz	Mr. Metz
Additional 402(v) Disclosure [Text Block]	2) Amounts reported in these columns represent (i) the total compensation reported in the Summary Compensation Table (“SCT”) for the applicable year in the case of our PEOs, Messrs. McArthur and Metz, and (ii) the average of the total compensation reported in the SCT for the applicable year for our Non-PEO NEOs reported for the applicable year.(4) Total Shareholder Return (TSR) is cumulative for the measurement periods beginning on March 31, 2019, and ending on March 31 of each of 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation S-K.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Earnings Before Interest and Income Tax (EBIT)
Non-GAAP Measure Description [Text Block]	EBIT is the company-selected measure. Values shown reflect EBIT as calculated for purposes of our executive compensation program for the applicable reporting fiscal year (a non-GAAP financial measure). See Appendix A in this Proxy Statement for a reconciliation from GAAP reported results.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Earnings Per Share (EPS)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Organic Sales
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Stockholder Return
McArthur [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 1,008,887
PEO Actually Paid Compensation Amount	973,962
Metz [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	4,040,234	$ 12,460,138	$ 14,052,545
PEO Actually Paid Compensation Amount	(9,325,604)	30,598,840	54,825,317
PEO [Member] | McArthur [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | McArthur [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | McArthur [Member] | Stock Awards and Option Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(739,981)
PEO [Member] | McArthur [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	729,272
PEO [Member] | McArthur [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | McArthur [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | McArthur [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(24,216)
PEO [Member] | McArthur [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | McArthur [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Metz [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Metz [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Metz [Member] | Stock Awards and Option Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(8,529,303)	(10,936,329)
PEO [Member] | Metz [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	21,329,876	24,364,028
PEO [Member] | Metz [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,502,392)	2,977,287	17,650,731
PEO [Member] | Metz [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Metz [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,576,766)	2,360,842	9,694,342
PEO [Member] | Metz [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,286,680)	0	0
PEO [Member] | Metz [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Stock Awards and Option Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(350,497)	(858,269)	(1,320,406)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	347,606	1,262,921	2,835,867
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(128,416)	410,246	876,368
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(502,987)	129,869	505,852
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(922,351)	0	(143,258)
Non-PEO NEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0